INTEREST IN GIBRALTAR JOINT VENTURE (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2022
Cariboo Copper Corp [Member]
Disclosure of joint ventures [line items]
Amount contributed for purchase of remaining proportion of ownership interest in joint venture	$ 186,800
Remaining portion of ownership interest in joint venture	25.00%
Gibraltar Joint Venture [Member]
Disclosure of joint ventures [line items]
Ownership interest in joint venture	75.00%	75.00%
Remaining portion of ownership interest in joint venture		25.00%